Summary of significant accounting policies (FY)- Reconciliation Between Weighted Average Shares Used in Basic and Diluted Earnings Per Share Calculation (Footnotes) (Details) - shares shares in Millions
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Anti-dilutive awards excluded from dilutive securities	9.2	8.6	9.2	7.8	8.0	2.4	2.4